(ICON)
Prudential
World
Fund, Inc.

International
Stock Series
ANNUAL
REPORT
Oct. 31, 1997
(LOGO)

Prudential World Fund, Inc.
International Stock Series

Performance At A Glance.
International stock markets were very
turbulent over the past 12 months. Many
Asian markets declined sharply while some
European markets rose strongly. The
Prudential World Fund -- International Stock
Series outperformed the average
international stock fund, as measured by Lipper Analytical Services, and gained more than the MSCI EAFE Index (Morgan
Stanley Capital International
Europe, Australasia and Far East Index) as well. Our strong relative performance was the result of our emphasis on European stocks -- particularly in Sweden and the Netherlands -- and the small, narrowly focused nature of our investments in Japan.

Cumulative Total Returns1
As of 10/31/97

                             One
Three             Since
                             Year
Years           Inception2
             Class A          12.85%
N/A             13.19%
             Class B          12.04
N/A             12.25
             Class C          12.04
N/A             12.25
             Class Z          13.13
28.34            98.89 (98.67)4
Lipper International
Fund Avg3                     10.39
21.49             ***

Average Annual Total Returns1
As of 9/30/97

                             One
Three             Since
                             Year
Years           Inception2
             Class A          18.22%
N/A             17.60%
             Class B          18.54
N/A             18.81
             Class C          22.54
N/A             22.76
             Class Z          24.73
13.09%           17.22 (17.19)4

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: Classes A, B and C:
9/23/96; Class Z: 11/05/92. Class Z
shares were issued on 9/20/96 in connection with the reorganization of the
International Stock Fund, the assets and liabilities of which were transferred and exchanged for Class Z shares of the Series. The Series is the "accounting" survivor of the reorganization. Accordingly,
Class Z performance results date
from the inception of the International Stock
Fund.

3 Lipper average returns are for 406 funds for one year, and 236 for three years.

4 Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in the parentheses ( ).

***Lipper Since Inception returns are Class
A, B and C, 10.17%; Class Z,
82.80%, for all funds in each share class.

       How Investments Compared.
          (As of 10/31/97)
               (GRAPH)
  U.S.      General     General     Money
Growth        Bond     Muni Debt   Market
Funds        Funds       Funds      Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter F. Spano, Fund Manager
Portfolio
Manager's Report
(PHOTO)
The Prudential World Fund -- International
Stock Series invests in stocks of
companies located outside the U.S. We use a value investment style to find stocks selling at low prices relative to their earnings potential to attain our long-term goal of capital appreciation.
There are special risks associated
with foreign investments, including
political, economic and social risks, and potential illiquidity. There can be no assurance that the Series will achieve its investment objective.

Out Of Trouble.
We look for individual stocks that are
inexpensive based on their cash flows,
book value, dividends and expected earnings.
Often we don't find many bargains
in a country and consequently have a
portfolio that may be much different from the benchmark EAFE Index. That's the way we like it -- our investment discipline helps keep us out of trouble. Over the past 12 months, it kept us out of Southeast Asia and heavily in Europe.
That was a good place for an
international fund to be.

Strategy Session.
We search the foreign markets for companies that are selling below what we consider fair value and build our portfolio stock by stock. Our portfolio was selling at only 1.7 times its book value on October 31, compared with 2.3 times for the EAFE Index, and its dividend yield was 2.8%, compared with 2.0%.

Why do some foreign stocks sell for so much less than others? Many companies are restructuring. We attempt to buy their stocks before most other investors recognize the improving situations. To be globally competitive, companies must sell nonproductive assets, focus on core businesses and restructure to reduce costs and boost earnings. Europe is in the early stages of this process. Asian companies are now beginning to feel the pressure. This is a major source of investment opportunity.

For example, our largest holding is
Electrolux, a Swedish multinational
appliance company whose well-known brand names include Frigidaire. Electrolux went through a major restructuring that helped bring its share price up 45% over the past year. Our third largest holding, Akzo Nobel, a Netherlands-based multinational chemical company, has also restructured, selling its unproductive assets.

Some companies are inexpensive because they are in neglected markets. Orkla
Borregaard is a domestically oriented
Norwegian food and beverage company with some sales in the rest of Scandinavia, but not otherwise widely known. Not many analysts followed the company. We discovered it at an attractive price when Norway's stock market was in the doldrums. It gained 44% for us over the past year. Similarly, our Argentine holdings gained 40% over the year.

    Portfolio Composition.
Sectors expressed as a percentage of
  total net assets as of 10/31/97.
            (PIE CHART)

What Went Well.
Our financial service companies and
commercial banks performed well.
Worldwide, the need for financial services is increasing sharply. The banks we own are well capitalized and represent good value. We took profits on the National Australia Bank, the Bank of Nova
Scotia and sold all our holdings in
Lloyd's, but we added to other bank stocks in Italy, South Korea, Spain,
Switzerland and the United Kingdom. We also did quite well on Banca Fideuram, an Italian company that sells mutual funds and insurance. It is a local company with a broad product line and an aggressive sales force. It's benefiting from the growth of the mutual fund industry in Italy and is rewarding stockholders.

The business climate in Sweden changed
dramatically over the past three years,
after the country itself had a financial crisis. The improved national fiscal discipline also affected individual companies. Investors eventually recognized the change. Our Scandinavian holdings, in general, did very well this year.

And Not So Well.
Our Japanese and South Korean holdings lost ground over the past year. Korea was the most disappointing country in our portfolio -- amounting to only 2.3% of total net assets on October 31 -- down by 57%. Even good companies suffer when emerging markets are in trouble. Korea, although the world's eleventh largest economy, is an emerging market and its economy needs radical change.
In the present uncertainty, investors are wary of even strong companies.

Our relatively small holdings of Japanese stocks (5.9% of total net assets) were down 8%, less than the 18% decline in the MSCI Japan Index. We own
Hitachi, Matsushita, Nissan and Sony, large multinationals with strong balance sheets that were early to recognize the need for restructuring. It has been very difficult to identify bargain stocks in Japan. However, stock prices are now beginning to look more reasonable. The exports of the Japanese multinationals that we own should be aided by a weak yen. We expect to find other attractive Japanese companies in the future.

Our holdings in Australia and New Zealand also suffered. The declines were concentrated in the closing weeks of the period. We retain our confidence in the firms we own, but we are watching for deterioration in their earnings prospects because many companies in these countries depend on the burgeoning
Southeast Asian market for growth.

Five Largest Holdings.
2.8%        Electrolux AB
            Appliances and
            Household Durables
2.6%        British Telecom
            Telecommunications
2.5%        AKZO Nobel
            Chemicals
2.4%        Allied -- Lyons PLC
            Beverages and Tobacco
2.4%        National Westminster
            Commercial Banking

Expressed as a percentage of net assets as of 10/31/97.

Looking Ahead.
Foreign stocks have been bargain-priced
compared to U.S. stocks for some time.
Superior performance is long overdue, but it
often requires some event to
provoke a change in investor favor. Moreover,
instability in Asia has led
many investors to flee to the familiar.
Companies that survive the Asian
ferment are likely to be operating in a freer
business environment.  They
will probably come out stronger. Those are
the companies we want to hold. It
is still too early to tell which companies
will offer the best opportunities,
so our portfolio is still weighted toward
Europe. Over the course of the
coming year, we may cut back on some European
companies if we find
opportunities in Asia.
---------------------------------------------
----------------------------------
                                   1

An interview with Portfolio Manager Peter
Spano.

Q. There is so much turmoil in Asia. How did you remain so lightly touched by it?

A. We were not out of Southeast Asia because we didn't like the region. We just couldn't find any bargains there. We are value investors. The problems that developed in Southeast Asia came from overheated markets: too many bad bank loans, too much investment money, bad economic policies, not enough skeptical analysis. There were few, if any, bargain stocks for sale. So, we weren't there. Even in Japan, where the stock market has languished for a while, shares were still expensive by world standards. We didn't try to predict the course of national economies in Asia, we just didn't buy overpriced companies. That is a discipline that can help avoid problems.

Q. How do you evaluate candidates for
purchase?

A. We estimate company earnings five years ahead. Then we compare companies on the basis of how much their shares are selling for compared to assets (book value), their future earnings, cash flow and the dividends they return to shareholders. We are investors, not stock traders. Countries or industries can be overlooked or out of favor for several years. We focus on each individual company's long-term earnings growth and we are patient.

Q. How can you do earnings projections for companies around the world?

A. We have a global network of trusted
independent analysts. We receive
earnings projections from these specialists.
We are in constant dialogue with
our network to keep our earnings estimates current. Although the Prudential
World Fund -- International Stock Series is relatively young, our investment professionals have been in this business for a long time. We have extensive contacts.

Q. If you evaluate company by company, can't you become overly exposed to one market?

A. Although we focus on individual stocks, we do recognize the need to be diversified. We don't have any minimum requirements in different countries or industries, but we do have maximum exposure guidelines based on political risk and market liquidity. We are generally in 10-
20 different countries and rarely
have more than 15% of our holdings in any one industry.

Q. What do you think the prospects are now in Asia?

A. Although the Asian economies will slow,
and some may even contract, stock
prices have now come down to reasonable
levels. Moreover, this crisis is
forcing much-needed market liberalizations on
many countries. We should find
some good companies selling at attractive
prices over the next year. In
particular, the stocks of domestically-
oriented Japanese companies may be
interesting, so we have been watching for
signs of growth in the Japanese
economy.
---------------------------------------------
----------------------------------
                                2

President's Letter
December 18, 1997
(PHOTO)

                       It Was Another Good
Year.
Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

-  Keep your investment expectations
realistic. Seasoned investors know that
financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline (October 31, 1987) through December
31, 1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it.
(If you don't have one, see your Prudential
Financial Professional.) While
past performance is not indicative of future results, many investors have profited by the long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may
change the way you save for college, a
retirement nest egg or other long-term
financial goal.

Thank you for your continued confidence in Prudential Mutual Funds &
Annuities. In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities
---------------------------------------------
----------------------------------
                              3

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31,
1997     INTERNATIONAL STOCK SERIES
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares       Description
Value (Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--93.6%
COMMON STOCKS
---------------------------------------------
---------------
Argentina--3.2%
 166,000     Telecom Argentina (ADR)
                (Telecommunications)
$  4,201,875
 240,000     YPF Sociedad Anonima (ADR)
                (Energy Sources)
7,680,000

------------

11,881,875
---------------------------------------------
---------------
Australia--7.5%
2,100,000    CSR, Ltd. (Building Materials &
                Components)
7,267,937
1,455,000    Mayne Nickless, Ltd.
                (Multi-Industry)
6,624,504
 600,000     National Australia Bank, Ltd.
                (Commercial Banking)
8,174,250
2,300,000    Pioneer International Ltd.
                (Building Materials &
                Components)
6,057,490

------------

28,124,181
---------------------------------------------
---------------
Canada--4.9%
 251,300     Alcan Aluminum, Ltd. (Metals-Non
                Ferrous)
7,131,860
 180,000     Bank of Nova Scotia (Commercial
                Banking)
7,937,139
 165,000     Canadian Tire Corp., Ltd., Class
A
                (Mechandising)
3,365,674

------------

18,434,673
---------------------------------------------
---------------
France--7.4%
  60,300     Bouygues (Construction and
Housing)      5,626,555
  57,000     Christian Dior S.A. (Textiles &
                Apparel)
6,303,567
  65,000     Peugeot S.A. (Automobile
                Manufacturing)
7,334,289
  69,000     Societe Nationale Elf Aquitaine
                (Energy Sources)
8,512,925

------------

27,777,336
Italy--5.7%
1,200,000    Banca Fideuram S.P.A.
(Commercial
                Banking)
$  4,563,679
 275,000     Banca Popolare Di Bergamo
Credito
                Vaesino S.P.A. (Commercial
                Banking)
4,329,304
 551,200     Benetton Group S.P.A. (ADR)
                (Textiles & Apparel)
8,011,250
3,046,000    Parmalat Finanziaria S.P.A.
(Food &
                Household Products)
4,220,578

------------

21,124,811
---------------------------------------------
---------------
Japan--5.9%
 713,000     Hitachi, Ltd. (Electrical
                Equipment)
5,487,353
 382,000     Matsushita Electric Industrial
Co.,
                Ltd. (Electrical Equipment)
6,420,168
1,080,400    Nissan Motor Co., Ltd.
(Automobile
                Manufacturing)
5,762,014
  54,000     Sony Corp. (Electronics)
4,488,393

------------

22,157,928
---------------------------------------------
---------------
South Korea--2.3%
 270,000     Korea Electric Power Corp.
                (Electrical Power)
3,833,160
 160,953     Korea Long Term Credit Bank
                (Commercial Banking)
1,294,296
  98,000     Korea Zinc (Metals-Non Ferrous)
1,178,031
  20,180     Pohang Iron & Steel Co., Ltd.
                (Steel)
893,420
  32,234     Samsung Electronics Co., Ltd.
                (Electronics)
1,265,978

------------

8,464,885

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31,
1997     INTERNATIONAL STOCK SERIES
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares       Description
Value (Note 1)
---------------------------------------------
---------------
Netherlands--11.1%
  53,000     AKZO N.V. (Chemicals)
$  9,306,693
 200,000     ING Groep N.V. (Financial
Services)      8,366,697
 235,000     KLM Royal Dutch Airlines
                (Airlines/Military
Technology)        7,937,070
 225,000     Pakhoed Holdings N.V. (Energy
                Equipment & Services)
7,345,242
 200,000     Stork N.V. (Machinery &
                Engineering)
8,623,345

------------

41,579,047
---------------------------------------------
---------------
New Zealand--4.4%
3,500,000    Carter Holt Harvey, Ltd.
(Forestry
                & Paper)
6,101,969
 700,000     Fisher & Paykel Industries, Ltd.
                (Consumer Durable Goods)
2,222,860
3,400,000    Lion Nathan Ltd. (Beverages &
                Tobacco)
8,213,997

------------

16,538,826
---------------------------------------------
---------------
Norway--1.6%
  70,000     Orkla A.S. (Multi-Industry)
5,748,403
---------------------------------------------
---------------
Spain--4.9%
 240,000     Banco Bilbao Vizcaya S.A.
                (Commercial Banking)
6,398,904
  35,300     Banco de Andalucia S.A.
(Commercial
                Banking)
5,564,771
 520,000     Iberdrola, S.A. (Utilities)
6,201,508

------------

18,165,183
---------------------------------------------
---------------
Sweden--9.8%
 125,000     Electrolux AB (Appliances)
10,325,073
 179,000     Pharmacia & Upjohn (Health &
                Personal Care)
5,687,650
 295,000     SKF International AB (Industrial
                Components)
$  6,838,529
 360,000     Svedala Industri AB (Machinery &
                Engineering)
7,050,360
 258,000     Volvo AB (Automobile
Manufacturing)      6,737,011

------------

36,638,623
---------------------------------------------
---------------
Switzerland--9.8%
   3,720     Novartis AG (Drugs & Health
Care)        5,816,727
  13,525     SMH-Swiss Corp. for
                Microelectronics and
Watchmaking
                Industries Ltd. (Electronics)
7,531,569
  11,000     Sulzer Brothers, Ltd. (Machinery
&
                Engineering)
8,031,373
  30,000     Swiss Bank Corp. (Commercial
                Banking)
8,053,476
  33,000     Valora Holding AG
(Merchandising)        7,058,823

------------

36,491,968
---------------------------------------------
---------------
United Kingdom--15.1%
1,100,000    Allied-Lyons PLC (Beverages &
                Tobacco)
8,966,164
2,900,000    British Steel PLC (Steel)
7,676,907
1,300,000    British Telecom PLC
                (Telecommunications)
9,866,718
2,500,000    Coats Viyella PLC (Textiles &
                Apparel)
4,649,370
 615,000     National Westminster Bank PLC
                (Commercial Banking)
8,830,537
1,318,000    Rank Group PLC (Leisure &
Tourism)       7,353,444
 473,000     Takare PLC (Health Services)
1,133,257
1,000,000    Tesco PLC (Merchandising)
7,996,078

------------

56,472,475

------------
             Total long-term investments
                (cost $310,717,383)
349,600,214

------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31,
1997     INTERNATIONAL STOCK SERIES
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Principal
Amount
(000)        Description
Value (Note 1)
---------------------------------------------
---------------
SHORT-TERM INVESTMENT--5.0%
---------------------------------------------
---------------
Repurchase Agreement
$ 18,664     Joint Repurchase Agreement
Account,
                5.70%, 11/3/97
                (cost $18,664,000; Note 5)
$ 18,664,000

------------
---------------------------------------------
---------------
Total Investments--98.6%
             (cost $329,381,383; Note 4)
368,264,214
             Other assets in excess of
                liabilities--1.4%
5,404,450

------------
             Net Assets--100%
$373,668,664

------------

------------

---------------
ADR--American Depository Receipt.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 1997 was as follows:

Commercial
Banking....................................
14.8%
Machinery &
Engineering...............................
6.3
Auto
Manufacturing................................
 ....    5.3
Textiles &
Apparel....................................
5.1
Merchandising................................
 .........    4.9
Beverages &
Tobacco...................................
4.6
Energy
Sources......................................
 ..    4.3
Telecommunications...........................
 .........    3.8
Building Materials &
Components.......................    3.6
Electronics..................................
 .........    3.6
Multi-
Industry.....................................
 ...    3.3
Electrical
Equipment..................................
3.2
Appliances...................................
 .........    2.8
Chemicals....................................
 .........    2.5
Steel........................................
 .........    2.3
Financial
Services....................................
2.2
Metals - Non
Ferrous..................................
2.2
Airlines/Military
Technology..........................    2.1
Energy Equipment &
Services...........................    2.0
Leisure &
Tourism.....................................
2.0
Industrial
Components.................................
1.8
Utilities....................................
 .........    1.7
Drugs &
Healthcare...................................
 .    1.6
Forestry &
Paper......................................
1.6
Construction &
Housing................................
1.5
Health & Personal
Care................................    1.5
Food & Household
Products.............................    1.1
Electrical
Power......................................
1.0
Consumer Durable
Goods................................    0.6
Health
Services.....................................
 ..    0.3
Short-term
investment.................................
5.0

-----

98.6%
Other assets in excess of
liabilities.................    1.4

-----

100.0%

-----

-----

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL WORLD FUND, INC.
Statement of Assets and Liabilities
INTERNATIONAL STOCK SERIES
---------------------------------------------
----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$329,381,383)................................
 .................................
$368,264,214
Foreign currency, at value (cost
$191,067)....................................
 ............................
190,640
Receivable for Series shares
sold.........................................
 ................................
6,379,797
Dividends and interest
receivable...................................
 ......................................
451,061
Receivable for investments
sold.........................................
 ..................................
240,927
Deferred expenses and other
assets.......................................
 .................................
5,437

----------------
   Total
assets.......................................
 .............................................
 .......         375,532,076

----------------
Liabilities
Payable for Series shares
reacquired...................................
 ...................................
1,063,098
Management fee
payable......................................
 .............................................
 .             343,145
Accrued expenses and other
liabilities..................................
 ..................................
264,141
Distribution fee
payable......................................
 ............................................
101,444
Bank
overdraft....................................
 .............................................
 ...........              91,584

----------------
   Total
liabilities..................................
 .............................................
 .......           1,863,412

----------------
Net
Assets.......................................
 .............................................
 ............        $373,668,664

----------------

----------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .........................................
$    204,892
   Paid-in capital in excess of
par..........................................
 .............................
323,576,342

----------------

323,781,234
   Undistributed net investment
income.......................................
 .............................
2,651,778
   Accumulated net realized gain on
investments..................................
 .........................           8,347,113
   Net unrealized appreciation on investments
and foreign
currencies...................................
 ...          38,888,539

----------------
Net assets, October 31,
1997.........................................
 .....................................
$373,668,664

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($36,183,515 / 1,983,836 shares of
common stock issued and
outstanding).............................
$18.24
   Maximum sales charge (5% of offering
price).......................................
 .....................                 .96

----------------
   Maximum offering price to
public.......................................
 ................................
$19.20

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($87,154,796 / 4,807,673 shares of
common stock issued and
outstanding).............................
$18.13

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($12,354,284 / 681,501 shares of common
stock issued and
outstanding)...............................
$18.13

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($237,976,069 / 13,016,181 shares of
common stock issued and
outstanding)...........................
$18.28

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL WORLD FUND, INC.
Statements of Operations
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------

Year

Ended
Net Investment Income
October 31, 1997
Income
   Dividends (net of foreign withholding
taxes of
$1,152,542)..................................
 ............       $  7,718,449

Interest.....................................
 .............................................
 ..............          1,504,747

----------------
      Total
income.......................................
 .............................................
 .....          9,223,196

----------------
Expenses
   Management
fee..........................................
 .............................................
 ...          2,932,554
   Distribution fee--Class
A............................................
 ...................................
46,947
   Distribution fee--Class
B............................................
 ...................................
475,842
   Distribution fee--Class
C............................................
 ...................................
74,733
   Transfer agent's fees and
expenses.....................................
 .................................
504,000
   Custodian's fees and
expenses.....................................
 ......................................
391,000
   Registration
fees.........................................
 .............................................
 .            263,000
   Reports to
shareholders.................................
 .............................................
 ...            190,000
   Audit
fee..........................................
 .............................................
 ........             35,000
   Legal fees and
expenses.....................................
 ............................................
35,000
   Directors' fees and
expenses.....................................
 .......................................
32,000
   Amortization of organization
expenses.....................................
 ..............................
13,384

Miscellaneous................................
 .............................................
 ..............              1,893

----------------
      Total
expenses.....................................
 .............................................
 .....          4,995,353

----------------
Net investment
income.......................................
 .............................................
 ..          4,227,843

----------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment
transactions.................................
 .............................................
 ...          8,033,280
   Foreign currency
transactions.................................
 ..........................................
(689,417)

----------------

7,343,863

----------------
Net change in unrealized appreciation on:

Investments..................................
 .............................................
 ..............         13,628,134
   Foreign
currencies...................................
 .............................................
 ......              3,675

----------------

13,631,809

----------------
Net gain on investments and foreign
currencies...................................
 ..........................         20,975,672

----------------
Net Increase in Net Assets
Resulting from
Operations...................................
 .............................................
 ..       $ 25,203,515

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL WORLD FUND, INC.
Statements of Changes in Net Assets
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------

October 1,

Year                 1996                Year

Ended               Through
Ended
Increase (Decrease)
October 31,          October 31,
September 30,
In Net Assets
1997                 1996                1996
Operations
   Net investment income
(loss)......................................
$   4,227,843        $    (127,030)      $
2,552,778
   Net realized gain on investment and
foreign currency

transactions.................................
 ..................          7,343,863
814,988          4,753,897
   Net change in unrealized appreciation of
investments and foreign

currencies...................................
 ..................         13,631,809
496,864          7,438,658

---------------      ---------------      ---
----------
   Net increase in net assets resulting from
operations..............         25,203,515
1,184,822         14,745,333

---------------      ---------------      ---
----------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class
A............................................
 ............             (1,745)
--                 --
      Class
B............................................
 ............                (23)
--                 --
      Class
C............................................
 ............                 (2)
--                 --
      Class
Z............................................
 ............         (2,801,611)
--         (1,739,771)

---------------      ---------------      ---
----------

(2,803,381)                  --
(1,739,771)

---------------      ---------------      ---
----------
   Distributions from net realized capital
gains
      Class
A............................................
 ............             (1,514)
--                 --
      Class
B............................................
 ............                (24)
--                 --
      Class
C............................................
 ............                 (2)
--                 --
      Class
Z............................................
 ............         (2,381,370)
--                 --

---------------      ---------------      ---
----------

(2,382,910)                  --
--

---------------      ---------------      ---
----------
Series share transactions (net of
conversions) (Note 6)
   Net proceeds from shares
sold.....................................
804,494,249            9,340,491
115,942,217
   Net asset value of shares issued in
reinvestment of dividends and

distributions................................
 ..................          5,185,220
--          1,739,771
   Cost of shares
reacquired...................................
 ......       (646,463,274)
(8,477,063)       (78,985,777)

---------------      ---------------      ---
----------
   Net increase in net assets from Series
share transactions.........
163,216,195              863,428
38,696,211

---------------      ---------------      ---
----------
Total
increase.....................................
 ..................        183,233,419
2,048,250         51,701,773
Net Assets
Beginning of
year.........................................
 ...........        190,435,245
188,386,995        136,685,222

---------------      ---------------      ---
----------
End of
year.........................................
 .................      $ 373,668,664        $
190,435,245       $188,386,995

---------------      ---------------      ---
----------

---------------      ---------------      ---
----------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------
Prudential World Fund, Inc. (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end,
diversified management investment company
and currently consists of two series: the
International Stock Series and the
Global Series. The International Stock Series
(the 'Series') commenced
investment operations in November, 1992.
Subsequent to September 30, 1996 (the
Series' prior fiscal year end) the Series'
changed its fiscal year end to
October 31. The investment objective of the
Series is to achieve long-term
growth of capital through investment in
equity securities of foreign issuers.
Income is a secondary objective. The Series
seeks to achieve its objective
primarily through investment in a diversified
portfolio of securities which
consist of equity securities of foreign
issuers.
---------------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund and the Series in the preparation of its
financial statements.
Securities Valuation: Securities traded on an
exchange (whether domestic or
foreign) are valued at the last reported
sales price on the primary exchange on
which they are traded. Securities traded in
the over-the-counter market
(including securities listed on exchanges for
which a last sales price is not
available) are valued at the average of the
last reported bid and asked prices.
Any security for which a reliable market
quotation is unavailable is valued at
fair value considering factors determined in
good faith by the investment
adviser under procedures established by and
under the general supervision of the
Fund's Board of Directors.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Series' policy that
its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying securities, the
value of which exceeds the
principal amount of the repurchase
transaction including accrued interest. If
the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may
be delayed or limited.
All securities are valued as of 4:15 p.m.,
New York time.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities - at the
closing daily rates of exchange.
(ii) purchases and sales of investment
securities, income and expenses - at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal
year, the Fund does not isolate
that portion of the results of operations
arising as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at the end of the
year. Similarly, the Fund does not
isolate the effect of changes in foreign
exchange rates from the fluctuations
arising from changes in the market prices of
long-term portfolio securities sold
during the year. Accordingly, these realized
foreign currency gains (losses) are
included in the reported net realized gains
(losses) on investment transactions.
Net realized gains (losses) on foreign
currency transactions represent net
foreign exchange gains or losses from
holdings of foreign currencies, currency
gains or losses realized between the trade
and settlement dates on security
transactions, and the difference between the
amounts of dividends, interest and
foreign taxes recorded on the Fund's books
and the U.S. dollar equivalent
amounts actually received or paid. Net
unrealized currency gains or losses from
valuing foreign currency denominated assets
and liabilities (other than
investments) at year end exchange rates are
reflected as a component of net
unrealized appreciation on investments and
foreign currencies.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of domestic origin as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses from investment and
currency transactions are calculated on the
identified cost basis. Dividend
income is recorded on the ex-dividend date;
interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
---------------------------------------------
-----------------------------------
                                       10

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------
Net investment income (loss), other than
distribution fees, and unrealized and
realized gains or losses are allocated daily
to each class of shares based upon
the relative proportion of net assets of each
class at the beginning of the day.
Taxes: For federal income tax purposes, each
series in the Fund is treated as a
separate taxpaying entity. It is the intent
of the Series to continue to meet
the requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its net
income to shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have
been provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
Dividends and Distributions: The Fund expects
to pay dividends of net investment
income and distributions of net realized
capital and currency gains, if any,
annually. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
Reclassification of Capital Accounts: The
Series accounts for and reports
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gains, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease undistributed
net investment income by $678,080,
increase accumulated net realized gain on
investments by $689,417 and decrease
paid in capital by $11,337 for the year ended
October 31, 1997, due to realized
and recognized currency losses during the
year and certain expenses not being
deductible for tax purposes. Net investment
income, net realized gains and net
assets were not affected by this change.
Deferred Organization Expenses: Approximately
$64,000 of costs were incurred in
connection with the organization and initial
registration of the Series and are
being amortized ratably over the period of
benefit not to exceed 60 months from
the date of the Series' commencement of
investment operations.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement,
PIFM has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with Mercator Asset
Management, L.P. ('Mercator'); Mercator
furnishes investment advisory services
in connection with the management of the
Series. PIFM pays for the cost of the
subadviser's services, the compensation of
officers and employees of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of 1% of the average daily net assets of
the Series. PIFM pays Mercator at
an annual rate of .75 of 1% of the Series
average daily net assets up to and
including $50 million, .60 of 1% of the
Series' average daily net assets in
excess of $50 million up to and including
$300 million and .45 of 1% of the
Series' average daily net assets in excess of
$300 million.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the
Class A, Class B, Class C and Class
Z shares of the Fund. The Fund compensates
PSI for distributing and servicing
the Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution, (the 'Class A, B and C plans'),
regardless of expenses actually
incurred by PSI. The distribution fees for
Class A, Class B and Class C shares,
are accrued daily and payable monthly. No
distribution or service fees are paid
to PSI as distributor for Class Z shares of
the Fund.
Pursuant to the Class A, B and C Plans, the
Series compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class
A, B, and C shares, respectively.
Such expenses under the Plans were .25 of 1%,
1% and 1% of the average daily net
assets of the Class A, B and C shares
respectively, for the year ended October
31, 1997.
PSI has advised the Series that it has
received approximately $774,000 in
front-end sales charges resulting from sales
of Class A shares during the year
ended October 31, 1997. From these fees, PSI
paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the year
ended October 31, 1997, it received
approximately $69,000 and $11,000 in
contingent deferred sales charges imposed
upon certain redemptions by Class B and Class
C shareholders, respectively.
PSI and PIFM are indirect, wholly-owned
subsidiaries of The Prudential Insurance
Company of America.
---------------------------------------------
-----------------------------------
                                       11

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Series has not borrowed any amounts pursuant
to the Agreement as of October 31,
1997. The Funds pay a commitment fee at an
annual rate of .055 of 1% on the
unused portion of the credit facility. The
commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
---------------------------------------------
---------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the year ended October 31, 1997, the
Series incurred fees of approximately
$487,000 for the services of PMFS. As of
October 31, 1997 approximately $56,000 of
such fees were due to PMFS. Transfer
agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-
affiliates.
---------------------------------------------
---------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities
of the Series, excluding short-term
investments, for the year ended October 31,
1997 were $175,262,911 and
$24,959,895, respectively.
The federal income tax basis of the Series'
investments as of October 31, 1997
was substantially the same as for financial
reporting purposes and accordingly,
net unrealized appreciation on investments
for federal income tax purposes was
$38,882,831 (gross unrealized appreciation--
$61,144,100, gross unrealized
depreciation--$22,261,269).
---------------------------------------------
---------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency
obligations. As of October 31, 1997, the
Series had a 2.33% undivided interest in the
repurchase agreements in the joint
account. The undivided interest for the
Series represents $18,664,000 in the
principal amount. As of such date, each
repurchase agreement in the joint
account and the collateral therefor were as
follows:
Bear, Stearns & Co., Inc., 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest was $241,912,917.
Credit Suisse First Boston Corp., 5.72%, in
the principal amount of
$237,440,000, repurchase price $237,553,180,
due 11/3/97. The value of the
collateral including accrued interest was
$246,134,363.
Deutsche Morgan Grenfell Inc., 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest was $240,720,618.
SBC Warburg Dillon Read, Inc., 5.66%, in the
principal amount of $92,714,000,
repurchase price $92,757,730, due 11/3/97.
The value of the collateral including
accrued interest was $94,588,984.
---------------------------------------------
---------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class
A, Class B, Class C and Class Z
common stock.

Transactions in shares of common stock were as follows:

Class A                               Shares
Amount
----------------------------------  ---------
--    -------------
Year ended October 31, 1997:
Shares sold.......................
10,202,989    $ 196,064,399
Shares issued in reinvestment of
  dividends and distributions.....
203            3,367
Shares reacquired.................
(8,307,335)    (161,996,245)
                                    ---------
--    -------------
Net increase in shares outstanding
  before conversion...............
1,895,857       34,071,521
Shares issued upon conversion from
  Class B.........................
87,667        1,665,704
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
1,983,524    $  35,737,225
                                    ---------
--    -------------
                                    ---------
--    -------------

---------------------------------------------
-----------------------------------
                                       12

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------

Class A                               Shares
Amount
----------------------------------  ---------
--    -------------
October 1, 1996 through
  October 31, 1996:
Shares sold.......................
300    $       5,035
                                    ---------
--    -------------
                                    ---------
--    -------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.......................
12    $         200
                                    ---------
--    -------------
                                    ---------
--    -------------
Class B
----------------------------------
Year ended October 31, 1997:
Shares sold.......................
13,896,760    $ 263,039,826
Shares issued in reinvestment of
  dividends and distributions.....
3               44
Shares reacquired.................
(9,001,122)    (174,661,409)
                                    ---------
--    -------------
Net increase in shares outstanding
  before conversion...............
4,895,641       88,378,461
Shares reacquired upon conversion
  into Class A....................
(88,084)      (1,665,704)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
4,807,557    $  86,712,757
                                    ---------
--    -------------
                                    ---------
--    -------------
October 1, 1996 through
  October 31, 1996:
Shares sold.......................
104    $       1,737
                                    ---------
--    -------------
                                    ---------
--    -------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.......................
12    $         200
                                    ---------
--    -------------
                                    ---------
--    -------------
Class C
----------------------------------
Year ended October 31, 1997:
Shares sold.......................
3,133,108    $  59,754,209
Shares reacquired.................
(2,451,619)     (47,614,464)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
681,489    $  12,139,745
                                    ---------
--    -------------
                                    ---------
--    -------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.......................
12    $         200
                                    ---------
--    -------------
                                    ---------
--    -------------

---------------
(a) Commencement of offering of Class A,
Class B and Class C
    shares.

Class Z                               Shares
Amount
----------------------------------  ---------
--    -------------
Year ended October 31, 1997:
Shares sold.......................
15,399,799    $ 285,635,815
Shares issued in reinvestment of
  dividends and distributions.....
312,157        5,181,809
Shares reacquired.................
(14,177,275)    (262,191,156)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
1,534,681    $  28,626,468
                                    ---------
--    -------------
                                    ---------
--    -------------
October 1, 1996 through
  October 31, 1996:
Shares sold.......................
558,189    $   9,333,719
Shares reacquired.................
(506,630)      (8,477,063)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
51,559    $     856,656
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended September 30, 1996:
Shares sold.......................
7,376,874    $ 115,941,617
Shares issued in reinvestment of
  dividends.......................
116,607        1,739,771
Shares reacquired.................
(5,027,997)     (78,985,777)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
2,465,484    $  38,695,611
                                    ---------
--    -------------
                                    ---------
--    -------------

---------------------------------------------
-----------------------------------
                                       13

PRUDENTIAL WORLD FUND, INC.
Financial Highlights
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------

Class A
Class B
                                    ---------
-----------------------------------     -----
---------------------------------------
                                       Year
October 1,      September 23,        Year
October 1,      September 23,
                                      Ended
1996            1996(c)          Ended
1996            1996(c)
                                     October
Through          Through         October
Through          Through
                                       31,
October 31,     September 30,        31,
October 31,     September 30,
                                     1997(e)
1996             1996           1997(e)
1996             1996
                                    ---------
-     -----------     -------------     -----
-----     -----------     -------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $  16.59
$ 16.48          $ 16.54         $  16.57
$ 16.47          $ 16.54
                                    ---------
-         -----            -----        -----
-----         -----            -----
Income from investment
   operations:
Net investment income (loss)......        .24
(.01)              --              .12
(.02)              --
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions...................       1.85
 .12             (.06)            1.84
 .12             (.07)
                                    ---------
-         -----            -----        -----
-----         -----            -----
   Total from investment
      operations..................       2.09
 .11             (.06)            1.96
 .10             (.07)
                                    ---------
-         -----            -----        -----
-----         -----            -----
Less distributions:
Dividends from net investment
   income.........................
(.24)            --               --
(.20)            --               --
Distributions from net realized
   capital gains..................
(.20)            --               --
(.20)            --               --
                                    ---------
-         -----            -----        -----
-----         -----            -----
   Total distributions............
(.44)            --               --
(.40)            --               --
                                    ---------
-         -----            -----        -----
-----         -----            -----
Net asset value, end of period....   $  18.24
$ 16.59          $ 16.48         $  18.13
$ 16.57          $ 16.47
                                    ---------
-         -----            -----        -----
-----         -----            -----
                                    ---------
-         -----            -----        -----
-----         -----            -----
TOTAL RETURN(a)...................
12.85%           .67%            (.36)%
12.04%           .61%            (.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $ 36,184
$ 5,169(d)       $   199(d)      $ 87,155
$ 1,922(d)       $   199(d)
Average net assets (000)..........   $ 18,779
$ 2,793(d)       $   199(d)      $ 47,584
$   313(d)       $   199(d)
Ratios to average net assets:
   Expenses, including
      distribution fees...........
1.75%          2.05%(b)         2.46%(b)
2.50%          2.80%(b)         3.21%(b)
   Expenses, excluding
      distribution fees...........
1.50%          1.80%(b)         2.21%(b)
1.50%          1.80%(b)         2.21%(b)
   Net investment income (loss)...
1.40%         (1.03)%(b)         .75%(b)
 .65%         (1.78)%(b)           0%(b)
Portfolio turnover rate...........
9%             4%              15%
9%             4%              15%
Average commission rate paid per
   share..........................   $  .0281
$ .0256          $ .0222         $  .0302
$ .0256          $ .0222

---------------
(a) Total return is calculated assuming a
purchase of shares on the first day
    and a sale on the last day of each period
reported and includes reinvestment
    of dividends and distributions. Total
return for periods of less than a full
    year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class A and
Class B shares.
(d) Figures are actual and are not rounded to
the nearest thousand.
(e) Calculated based upon weighted average
shares outstanding during the year.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL WORLD FUND, INC.
Financial Highlights
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------


Class C
Class Z
                                    ---------
-------------------------------- ------------
--------------------------------
                                       Year
October 1,      September 23,        Year
October 1,
                                      Ended
1996            1996(e)          Ended
1996
                                     October
Through          Through         October
Through        Year
                                       31,
October 31,     September 30,        31,
October 31,      Ended
                                     1997(g)
1996             1996           1997(g)
1996      September 30,
                                    ---------
-     -----------     -------------     -----
-----     -----------  ------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $  16.57
$ 16.47          $ 16.54         $  16.59
$   16.48        $  15.25
                                    ---------
-         -----            -----        -----
-----     -----------       --------
Income from investment
   operations:
Net investment income (loss)......        .12
(.02)              --              .31
(.01)            .22
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions...................       1.84
 .12             (.07)            1.82
 .12            1.20
                                    ---------
-         -----            -----        -----
-----     -----------       --------
   Total from investment
      operations..................       1.96
 .10             (.07)            2.13
 .11            1.42
                                    ---------
-         -----            -----        -----
-----     -----------       --------
Less distributions:
Dividends from net investment
   income.........................
(.20)            --               --
(.24)             --            (.19)
Distributions from net realized
   gains..........................
(.20)            --               --
(.20)             --              --
                                    ---------
-         -----            -----        -----
-----     -----------       --------
   Total distributions............
(.40)            --               --
(.44)             --            (.19)
                                    ---------
-         -----            -----        -----
-----     -----------       --------
Net asset value, end of period....   $  18.13
$ 16.57          $ 16.47         $  18.28
$   16.59        $  16.48
                                    ---------
-         -----            -----        -----
-----     -----------       --------
                                    ---------
-         -----            -----        -----
-----     -----------       --------
TOTAL RETURN(a)...................
12.04%           .61%            (.42)%
13.13%            .67%           9.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $ 12,354
$   200(f)       $   199(f)      $237,976
$ 190,428        $188,386
Average net assets (000)..........   $  7,473
$   202(f)       $   199(f)      $219,419
$ 191,228        $161,356
Ratios to average net assets:
   Expenses, including
      distribution fees...........
2.50%          2.80%(b)         3.21%(b)
1.50%           1.80%(b)        1.61%(c)
   Expenses, excluding
      distribution fees...........
1.50%          1.80%(b)         2.21%(b)
1.50%           1.80%(b)        1.61%(c)
   Net investment income (loss)...
 .65%         (1.78)%(b)           0%(b)
1.65%           (.78)%(b)       1.58%(c)
Portfolio turnover rate...........
9%             4%              15%
9%              4%             15%
Average commission rate paid per
   share..........................   $  .0281
$ .0256          $ .0222         $  .0302
$   .0256        $  .0222


November 5,

1992(d)

Through

September 30,
                                      1995
1994           1993
                                    --------
--------     -------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................  $  14.84
$  12.35        $ 10.00
                                    --------
--------         ------
Income from investment
   operations:
Net investment income (loss)......
 .18(c)       .13(c)         .16(c)
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions...................       .66
2.54           2.21
                                    --------
--------         ------
   Total from investment
      operations..................       .84
2.67           2.37
                                    --------
--------         ------
Less distributions:
Dividends from net investment
   income.........................      (.10)
(.03)          (.02)
Distributions from net realized
   gains..........................      (.33)
(.15)            --
                                    --------
--------         ------
   Total distributions............      (.43)
(.18)          (.02)
                                    --------
--------         ------
Net asset value, end of period....  $  15.25
$  14.84        $ 12.35
                                    --------
--------         ------
                                    --------
--------         ------
TOTAL RETURN(a)...................      5.95%
21.71%         23.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...  $136,685
$102,824        $31,708
Average net assets (000)..........  $118,927
$ 68,476        $14,491
Ratios to average net assets:
   Expenses, including
      distribution fees...........
1.60%(c)     1.60%(c)       1.60%(c      b)
   Expenses, excluding
      distribution fees...........
1.60%(c)     1.60%(c)       1.60%(c      b)
   Net investment income (loss)...
1.58%(c)     1.08%(c)       1.44%(c      b)
Portfolio turnover rate...........        20%
21%            15%
Average commission rate paid per
   share..........................       N/A
N/A            N/A

---------------
(a) Total return is calculated assuming a
purchase of shares on the first day
    and a sale on the last day of each period
reported and includes reinvestment
    of dividends and distributions. Total
return for periods of less than a full
    year are not annualized. Total return
includes the effect of expense
    subsidies/recoveries, as applicable.
(b) Annualized.
(c) Net of expense subsidy/recovery.
(d) Commencement of investment operations.
(e) Commencement of offering of Class C
shares.
(f) Figures are actual and are not rounded to
the nearest thousand.
(g) Calculated based upon weighted average
shares outstanding during the year.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

PRUDENTIAL WORLD FUND, INC.
Report of Independent Accountants
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------
To the Shareholders and Board of Directors of Prudential World Fund, Inc., International
Stock Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential World Fund, Inc.,
International Stock Series (the 'Fund', one of the portfolios two series constituting Prudential World Fund, Inc.) at
October 31, 1997, and the results
of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the period October 1, 1996 through October 31, 1996 and the year ended September 30, 1996 and the financial highlights for each of the periods prior to the year ended October 31, 1997 were audited by other independent accountants, whose opinion dated November 27, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 23, 1997
---------------------------------------------
-----------------------------------
                                       16

PRUDENTIAL WORLD FUND, INC.
Change of Auditors
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------
Effective March 1, 1997, Deloitte & Touche
LLP was terminated as the Fund's
auditors. For the years ended September 30, 1993 through October 31, 1996,
Deloitte & Touche LLP expressed an
unqualified opinion on the Series' financial statements. There were no disagreements between Fund management and Deloitte &
Touche LLP prior to their termination. The
Board of Directors approved the
termination of Deloitte & Touche LLP and the appointment of Price Waterhouse LLP as the Fund's independent accountants.


PRUDENTIAL WORLD FUND, INC.
Federal Income Tax Information
INTERNATIONAL STOCK SERIES
---------------------------------------------
-----------------------------------
We are required by the Internal Revenue Code
to advise you within 60 days of the
Series' fiscal year end (October 31, 1997) as
to the federal tax status of
dividends paid by the Series during such
fiscal year. Accordingly, we are
advising you that in the fiscal year ended
October 31, 1997, dividends paid from
net investment income of $.235 per share for
Class A shares, $.195 per Class B
shares, $.195 per Class C shares and $.240
per Class Z shares which are taxable
as ordinary income. In addition, the Series
paid to Class A, B, C and Z shares a
short-term capital gain distribution of $.050
which is taxable as ordinary
income and a long-term capital gain
distribution of $.154 which is taxable as
such.
We wish to advise you that the corporate
dividends received deduction for the
Series is zero. Only funds that invest in
U.S. equity securities are entitled to
pass-through a corporate dividends received
deduction.
In January 1998, you will be advised on IRS
Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends
and distributions received by you
in calendar year 1997.
---------------------------------------------
-----------------------------------
                                       17

Getting The Most From Your Prudential Mutual
Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look
technical, but it's really just a
listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities.
The Notes also explain who manages
and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual
report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for
10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual
Fund.
Change Your Mind. You can exchange your
shares in most Prudential Mutual Funds
for shares in most other Prudential Mutual
Funds, without charges. This may be
most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you
are married and not covered by a retirement plan at work, you and your spouse may each contribute $2,000 a year to an IRA for a total of $4,000.

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your fund account? Just let us know. We'll take care of it. Of course, there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Comparing A $10,000 Investment.
Prudential World Fund, Inc. -- International
Stock Series vs.
the Morgan Stanley Capital International EAFE
Index.

[] Prudential World Fund, Inc.--International
Stock Series
-- MSCI Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost.
The box on top of the graph is
designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential World
Fund, Inc.--International Stock
Series (Class A, B, C and Z shares) with a similar investment in the Morgan
Stanley Capital International Europe,
Australasia, and Far East (EAFE) Index
by portraying the initial account values at the commencement of operations of
Class A, B, C and Z shares, and subsequent account values at the end of this reporting period (October 31), as measured on a quarterly basis, beginning in
1996 for Class A, B, and C shares, and 1992 for Class Z shares. For purposes of the graph, and unless otherwise indicated, in the accompanying table it has been assumed (a) that all recurring fees
(including management fees) were
deducted; and (b) all dividends and
distributions were reinvested. Class B
shares will automatically convert to A shares on a quarterly basis approximately seven years after purchase.
This conversion feature is not
reflected in these graphs. Class Z shares do not have a sales charge or a distribution fee. The graph and accompanying table reflect the past subsidy and/or waiver of expenses and/or management fees.

*Without waivers and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total return, as illustrated above, would have been lower, as indicated in the parentheses ( ).

The Morgan Stanley EAFE Index is a weighted index comprised of securities listed the stock exchanges of the Europe, Australia, New Zealand and the Far
East. The Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Series. The securities in the World
Index may differ substantially from the
securities in the Series'. The Index
is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.


Class A      Average Annual Total Returns -
Class A
             With Sales Load
             6.86% Since Inception
             7.21% for 1 Year

             Without Sales Load
             11.98% Since Inception
             12.85% for 1 Year

Class B      Average Annual Total Returns -
Class B
             With Sales Load
             7.51% Since Inception
             7.04% for 1 Year

             Without Sales Load
             11.13% Since Inception
             12.04% for 1 Year

Class C      Average Annual Total Returns -
Class C
             With Sales Load
             11.13% Since Inception
             11.04% for 1 Year

             Without Sales Load
             11.13% Since Inception
             12.04% for 1 Year

             Best Year:   1993  37.5%
             Worst Year:  1994   3.6%
Class Z      Average Annual Total Returns -
Class Z
             Without Sales Load
             14.79% Since Inception (14.76%)
             13.13% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Mercator Asset Management, L.P.
2400 East Commercial Boulevard
Fort Lauderdale, FL 33308

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

743969503         MF115E3
743969602         Cat. #42M274N
743969701
743969800


(ICON)
Prudential
World
Fund, Inc.
--------------------------
Global Series

ANNUAL
REPORT
Oct. 31, 1997
(LOGO)

Prudential World Fund, Inc. -- Global Series

Performance At A Glance.
Stock markets in the Americas and Europe performed well over the past 12 months, but Japanese stocks sagged after an April consumption tax increase stalled Japan's fledgling economic recovery.
Turmoil in Southeast Asia
exacerbated the pressure, dragging the entire
Pacific Region sharply lower.
The Prudential World Fund -- Global Series delivered a respectable 12-month return, but trailed the average global fund
(as measured by Lipper Analytical
Services) because we held too little in the top-performing U.S. market and too much in companies dependent on Japanese consumer spending.

Cumulative Total Returns1
As of 10/31/97

                              One       Five
Ten        Since
                              Year     Years
Years     Inception2
           Class A           12.42%
107.56%    N/A         95.80%
           Class B           11.70     100.73
128.46%     416.22
           Class C           11.63       N/A
N/A          35.40
           Class Z           12.72       N/A
N/A          21.80
           Lipper Global
2sa
           Fund Average     316.50
96.26    209.33        ***

Average Annual Total Returns1
As of 9/30/97

                              One       Five
Ten        Since
                              Year     Years
Years     Inception2
           Class A           16.58%    16.85%
N/A         9.64%
           Class B           16.83     17.14
6.24%      13.82
           Class C           20.83      N/A
N/A        13.13
           Class Z           23.13      N/A
N/A        19.69

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: Class A: 1/22/90; Class B:
5/15/84; Class C: 8/1/94; Class
Z: 3/1/96.

3 Lipper average returns are for 175 funds for one year, 47 funds for five years and 19 funds for 10 years.

*** Since Inception returns are: Class A,
95.69%; Class B, 508.01%; Class C,
44.92%; and Class Z, 39.52% for all funds in each share class.

How Investments Compared.
    (As of 10/31/97)
         (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Dan Duane, Fund Manager
(PHOTO)

Portfolio
Manager's Report
The Prudential World Fund -- Global Series invests in U.S. and foreign stocks.
We like companies whose strong earnings
growth potential is a result of
significant economic trends, particularly those whose likely impact has not been fully priced by local stock markets. We look for well-managed companies that are attractively priced and we invest in these companies for the long term. Because we invest globally, the Series is subject to the special risks associated with foreign investments, including currency, political and social risks and potential illiquidity. There can be no assurance that the Series will achieve its investment objective.

Location.
Location.
Location.
This year, where you owned stocks was more important than which stocks you owned. In Southeast Asia, economies became overheated, leading to credit problems and a currency crunch. The Japanese economy was emerging from the doldrums when a tax increase stopped it cold.
Europe continued its slow
progress into an expansion and the mature
U.S. economic cycle is in extended
cruising mode.

Strategy Session.
---------------------------------------------
----------------------------------
Software.
We look throughout the world for trends that already have shown positive results elsewhere. One trend we identified was the need for management information software that can handle economic globalization.

Our third largest holding is the German
company SAP, the world's largest
corporate software firm. Our shares more than doubled this year. SAP's products include a large number of functional modules that can be integrated into complete management systems. Many companies are replacing their software systems instead of repairing programs whose date calculations may fail after the year 2000. A switch to SAP offers modules to help manage global currency exposure, track orders and inventories, and many other processes. SAP may grow rapidly for many years.

Also making broader inroads in the corporate market is Microsoft, up almost
90% for the year. Microsoft's Windows NT is a growing force in corporate networking.

Financial Services.
We also own shares in Credito Italiano, a small Italian bank that is being restructured into a diversified financial service company, with a focus on asset management. We bought the stock recently and it already has appreciated
82%. We expect a lot more from it. In Japan, we own Nomura, the largest domestic stock broker. We hope that deregulation of financial services in
Japan will expand Nomura's market greatly, but change is slow in Japan.

     Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 10/31/97.
            (GRAPH)

What Went Well.
---------------------------------------------
----
Here's To The Winners.
Over the past 12 months, we benefited by focusing on Continental Europe. We had a few exceptional winners:

Telecom Italia Mobile is a partially state-owned mobile telephone company in
Italy. It is very well managed and competes with a decrepit fixed-line system, so it benefits from very strong demand. In
Italy, unlike the U.S., the caller
pays for calls to mobile phones, so users are less inclined to turn off their telephones and more likely to distribute their numbers. In addition, Telecom
Italia Mobile customers buy smart cards that plug into their phones and are good for a fixed amount of service. Parents can give cards to their children without fear of excessive bills. This broadens the market, and the company profits from prepayment. This stock rose 81% in the past 12 months and we expect even more. It's among our 10 largest holdings.

Hennes & Mauritz is a multinational specialty retailer, Sweden's largest. It is expanding rapidly in Germany, where it competes with large, sluggish department stores. Hennes & Mauritz builds small stores with stylish merchandise and a quick stock turnover. They're among our 10 largest holdings, the share price is up 60% over 12 months, and they are still growing.

And Not So Well.
---------------------------------------------
----
Nipponese Nightmare.
We were wrong on the direction of the
Japanese economy. We were
disproportionately focused on Japan -- as much as 18% of total net assets, now reduced substantially -- and predominantly in industries selling to the domestic market. Most investors continued to favor the most well-known
Japanese stocks: exporters such as Toyota.

The downturn in Japan and the surprising spread of the problems in Thailand and Malaysia had consequences in unexpected places. For example, we sold our holdings of Gucci substantially below its high because much of its business was dependent on Japanese tourists abroad.
When Japanese tourists stayed home,
Gucci suffered.

Five Largest
Holdings.
2.4%  Nokia
      Telecommunications
2.2%  Oracle Corp.
      Software & Services
2.1%  SAP AG
      Software & Services
2.1%  Microsoft Corp.
      Software & Services
2.0%  Cisco Systems
      Software & Services

Expressed as a percentage of net assetsas of 10/31/97.

Looking Ahead.
---------------------------------------------
----
Worldwide, many stocks are either facing uncertain prospects or are quite expensive. We are increasing our cash and our U.S. holdings and reducing our emerging market and Japanese exposure. We are focusing on companies that will not face competition from Southeast Asian products, where currency devaluations have created formidable rivals. In the U.S., we added retailers and health care to our existing focuses on technical and leisure companies.

Dan Duane -- What's Going On With World
Markets?
---------------------------------------------
----------------------------------
Portfolio Manager Dan Duane reviews an
uncertain year for global markets and
sees a few bright spots.

Q. What happened in Asia and what are you doing in response?
A. We thought that Japan was going to emerge from its prolonged economic lethargy and we invested in companies that would benefit from greater domestic spending. We saw the beginnings of more consumer-oriented government policies and observed that Japanese consumers were large spenders when they saw bargains overseas. However, in April, the Japanese government increased its consumption tax to 5% from 3%. This destroyed consumer confidence and stalled Japan's economic recovery.

To make things worse, credit and currency problems in Thailand and Malaysia became acute, causing investors to flee the entire region. Declining wealth and currency values in Southeast Asia reduced the market for Japanese export goods and created a widespread investor flight from emerging market countries. The contagion even attacked the strong Hong Kong dollar, which threatens a slowdown in China's immense market. So, we are reducing our holdings in Japan and are less focused on companies that would benefit from an economic recovery there.
We had generally avoided the most overheated economies in Southeast Asia and are likely to stay out until conditions stabilize.

Q. The largest market in the world is the U.S. How are we doing here?
A. Our U.S. holdings, which have been
concentrated on multinational technology and entertainment companies, have done well, but were relatively light because
U.S. stocks were expensive. Now, we have increased our holdings because the
U.S. economy and stock market are more stable than elsewhere. Our newer holdings are centered on firms that have little foreign exposure, such as retailers and hospitals.

Q. The second best market last year was
Europe. What are its prospects?
A. Europe is in an accelerating stage of its economic cycle and large companies are reaping the productivity benefits of reorganizations. We expect the kind of well-managed companies we have been buying to continue their growth in the year ahead. Europe does less trade with Asia than either the U.S. or Japan, so the impact of an Asian slowdown should be smaller.

Q. Investors had been enthusiastic about
Emerging Markets generally. What now?
A. We have done quite well on our Latin
American holdings, particularly with a
132% gain on the Mexican beverage company
Fomento Economico. After its rise,
the stock was no longer cheap. Moreover, all emerging markets are likely to be affected by the weakness in Southeast Asia.
We have taken profits in Latin
America, selling most of our holdings.

President's Letter
December 18, 1997
---------------------------------------------
----------------------------------
(PHOTO)
                            It Was Another
Good Year.

Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

- Keep your investment expectations
realistic. Seasoned investors know that
financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline (October 31, 1987) through December
31, 1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it. (If you don't have one, see your Prudential
Financial Professional.) While past
performance is not indicative of future
results, many investors have profited
by the long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may change
the way you save for college, a retirement nest egg or other long-term financial goal.

Thank you for your continued confidence in Prudential Mutual Funds & Annuities.
In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31,
1997     GLOBAL SERIES
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Value
Shares      Description
(Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--95.1%
COMMON STOCKS--94.2%
---------------------------------------------
---------------
Argentina--0.7%
 485,250    Banco Frances del Rio de la Plata
               SA (Banking)
$   4,005,636
  53,300    Banco Rio De La Plata SA(a) (ADR)
               (Banking)
559,650

-------------

4,565,286
---------------------------------------------
---------------
Australia--3.1%
 415,000    Brambles Industries, Ltd.
(Business
               & Public Services)
7,947,374
3,000,000(b) Duke Group (Precious Metals)
0
1,565,400   Publishing & Broadcasting, Ltd.
               (Broadcasting & Publishing)
9,045,994
 929,256    Woolworths, Ltd. (Retail)
2,987,618

-------------

19,980,986
---------------------------------------------
---------------
Brazil--0.9%
 307,900    Companhia Brasileira De
               Distribuicao (ADR) (Retail)
5,696,150
---------------------------------------------
---------------
Federal Republic of Germany--4.1%
  11,120    Linde AG (Machinery &
Engineering)        6,698,213
  48,600    SAP AG (Computer Software &
               Services)
13,919,493
  10,500    Volkswagen AG (Automobiles & Auto
               Parts)
6,197,040

-------------

26,814,746
---------------------------------------------
---------------
Finland--2.4%
 178,800    Nokia Corp. (Telecommunications
               Equipment)
15,579,597
---------------------------------------------
---------------
France--4.7%
  10,350    Carrefour SA (Retail)
5,383,173
  47,500    France Telecom SA(a)
               (Telecommunications)
1,791,756
  21,396    Imetal SA (Misc. Materials &
               Commodities)
$   2,292,217
  38,400    Legrand SA (Electrical &
               Electronics)
7,126,348
  63,700    Total Francaise Petroleum, Ltd.
               (Energy Sources)
7,044,512
 102,500    Valeo SA (Automobiles & Auto
Parts)       6,813,615

-------------

30,451,621
---------------------------------------------
---------------
Hong Kong--2.0%
1,281,000   Hutchison Whampoa, Ltd.
               (Multi-Industry)
8,865,912
1,071,000   New World Development Co., Ltd.
               (Property Development)
3,768,590

-------------

12,634,502
---------------------------------------------
---------------
Ireland--1.6%
 796,200    Bank of Ireland (Finance)
10,071,642
---------------------------------------------
---------------
Italy--3.3%
3,283,500   Credito Italiano (Finance)
8,774,070
3,468,500   Telecom Italia Mobile SpA
               (Telecommunications)
12,781,913

-------------

21,555,983
---------------------------------------------
---------------
Japan--10.6%
  62,900    Aoki International Co., Ltd.
               (Retail)
638,472
 245,000    Aoyama Trading Co., Ltd. (Retail)
6,584,158
 540,000    Daibiru Corp. (Property
Investment)       5,795,823
 641,000    Daito Trust Construction Co.,
Ltd.
               (Property Investment)
5,706,548
1,197,000   Daiwa Securities Co., Ltd.
               (Finance)
7,250,320
 433,000    House Foods Corp. (Food &
Household
               Products)
7,457,442
 151,700    Namco Ltd. (Recreation & Other
               Consumer Goods)
5,086,538
 196,000    Nippon Shokubai Co. (Chemicals)
1,205,125
      80    Nissen Co., Ltd. (Retail)
183
 659,000    Nomura Securities Co., Ltd.
               (Finance)
7,676,179

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31,
1997     GLOBAL SERIES
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Value
Shares      Description
(Note 1)
---------------------------------------------
---------------
Japan (cont'd.)
1,488,000   Okumura Corp. (Building &
               Construction)
$   7,056,827
 315,000    Seino Transportation Co.
(Trucking
               & Shipping)
2,725,684
 399,000    Senshukai Co. (Retail)
2,556,203
 479,000    Shiseido Co., Ltd. (Consumer
Goods)       6,535,985
 162,000    Xebio Co., Ltd. (Retail)
2,614,860

-------------

68,890,347
---------------------------------------------
---------------
Mexico--4.2%
 680,800    Apasco, SA (Building Materials &
               Components)
4,140,823
 929,500    Cifra, SA de CV (ADR) (Retail)
1,719,575
 316,355    Cifra, SA de CV, Ser. A (Retail)
580,267
2,076,069   Cifra, SA de CV, Ser. B (Retail)
4,129,855
1,627,968   Fomento Economico Mexicano, SA de
               CV (Beverages & Tobacco)
11,454,992
1,230,000   Kimberly-Clark de Mexico, SA de
CV
               (Forest Products & Paper)
5,398,211

-------------

27,423,723
---------------------------------------------
---------------
Netherlands--2.2%
 196,700    Nutricia Verenigde Bedrijven
NV(a)
               (Food & Household Products)
5,603,557
 159,900    Royal Dutch Petroleum Co. (Energy
               Sources)
8,429,181

-------------

14,032,738
---------------------------------------------
---------------
Philippines--1.1%
 286,800    Philippines Long Distance
Telephone
               Co. (ADR) (Telecommunications)
6,954,900
---------------------------------------------
---------------
Singapore--0.4%
 939,250    Sembawang Maritime, Ltd. (Energy
               Equipment & Services)
2,408,486
---------------------------------------------
---------------
Spain--2.2%
 378,996    Banco Central Hispanoamericano SA
               (Banking)
7,065,587
 267,500    Telefonica de Espana SA
               (Telecommunications)
7,278,787

-------------

14,344,374
Sweden--4.7%
 522,900    Allgon AB (Electronic Components)
$   8,359,712
 246,000    Hennes & Mauritz AB (Retail)
10,045,164
 182,400    Mo och Domsjo AB (Forest Products
&
               Paper)
4,933,014
 660,600    Skandinaviska Enskilda Banken
               (Banking)
7,128,777

-------------

30,466,667
---------------------------------------------
---------------
Switzerland--1.3%
   5,500    Novartis AG (Medical Products)
8,600,000
---------------------------------------------
---------------
United Kingdom--10.4%
 306,000    Barclays PLC (Banking)
7,654,422
 753,400    Dixons Group PLC (Retail)
8,798,113
 375,500    GKN PLC (Automobiles & Auto
Parts)        8,411,482
 730,800    Hays PLC (Business & Public
               Services)
8,570,926
 687,000    Johnson Matthey PLC (Precious
               Metals)
6,722,035
 676,250    Royal & Sun Alliance Insurance
               Group PLC (Insurance)
6,475,222
 390,300    Siebe PLC (Machinery &
Engineering)       7,487,472
2,388,590   Vodafone Group PLC
               (Telecommunications)
13,006,371

-------------

67,126,043
---------------------------------------------
---------------
United States--34.3%
  98,000    3Com Corp.(a) (Computer Software
&
               Services)
4,060,875
 187,700    Adaptec, Inc.(a) (Electronic
               Components)
9,091,719
 205,000    Adobe Systems, Inc. (Computer
               Software & Services)
9,788,750
 192,900    Baker Hughes, Inc. (Oil & Gas
               Equipment & Services)
8,861,344
 351,900    Circus Circus Enterprises,
Inc.(a)
               (Leisure & Tourism)
7,829,775
 159,300    Cisco Systems, Inc.(a) (Computer
               Software & Services)
13,067,578
  86,800    Consolidated Stores Corp.(a)
               (Retail)
3,461,150
 107,300    Disney (Walt) Co. (Leisure &
               Tourism)
8,825,425

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31,
1997     GLOBAL SERIES
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Value
Shares      Description
(Note 1)
---------------------------------------------
---------------
United States (cont'd.)
 265,500    Electronic Arts, Inc.(a)
(Computer
               Software & Services)
$   8,993,812
 103,700    Intel Corp. (Computer Software &
               Services)
7,984,900
  75,000    J.D. Edwards & Co.(a) (Computer
               Software & Services)
2,550,000
 255,482    Mattel, Inc. (Recreation & Other
               Consumer Goods)
9,931,863
 103,800    Microsoft Corp.(a) (Computer
               Software & Services)
13,494,000
 322,000    Mirage Resorts, Inc.(a) (Leisure
&
               Tourism)
8,050,000
 156,100    Mobil Corp. (Energy Sources)
11,366,031
  76,700    Motorola, Inc. (Electronic
               Components)
4,736,225
 391,350    Oracle Systems Corp.(a) (Computer
               Software & Services)
14,002,992
  48,000    Progressive Corp. (Insurance)
5,004,000
 219,000    Quorum Health Group, Inc. (Health
               Services)
5,310,750
 158,000    Safeway, Inc.(a) (Retail)
9,183,750
     683    Siebel Systems, Inc.(a) (Computer
               Software & Services)
27,587
 230,500    Tenet Healthcare Corp.(a) (Health
               Services)
7,044,656
  82,300    Texas Instruments, Inc.
(Electronic
               Components)
8,780,381
 363,000    The Limited, Inc. (Retail)
8,553,188
 119,900    Tiffany & Co. (Retail)
4,736,050
 144,600    Time Warner, Inc. (Broadcasting &
               Publishing)
8,341,613
 176,600    Transocean Offshore, Inc. (Energy
               Sources)
9,536,400
  33,800    Wells Fargo & Co. (Finance)
9,848,475

-------------

222,463,289

-------------
            Total common stocks
               (cost US$473,996,006)
610,061,080

-------------
PREFERRED STOCKS--0.9%
---------------------------------------------
---------------
Federal Republic of Germany--0.9%
   8,300    Wella AG (Cosmetics)
               (cost US$6,181,832)
5,763,922
WARRANTS(a)
---------------------------------------------
---------------
Malaysia
 199,625    Renong Berhad
               expiring Nov. '00 @ MYR4.10
               (Multi-Industry)
               (cost US$53,821)
$      35,717

-------------
            Total long-term investments
               (cost US$480,231,659)
615,860,719

-------------
Principal
Amount
(000)
SHORT-TERM INVESTMENT--0.2%
---------------------------------------------
---------------
Repurchase Agreements
$1,440,000  Joint Repurchase Agreement
Account,
               5.70%, 11/3/97
               (cost US$1,440,000; Note 5)
1,440,000

-------------
---------------------------------------------
---------------
Total Investments--95.3%
            (cost US$481,671,659; Note 4)
617,300,719
            Other assets in excess of
               liabilities--4.7%
30,442,565

-------------
            Net Assets--100%
$ 647,743,284

-------------

-------------

---------------
(a) Non-income producing security.
(b) Issue in default.
ADR--American Depository Receipt
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL WORLD FUND, INC.
GLOBAL SERIES
Portfolio of Investments as of October 31,
1997
---------------------------------------------
----------------------------------
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 1997 was as follows:

Computer Software &
Services..........................   13.5%
Retail.......................................
 .........   11.9
Finance......................................
 .........    6.7
Telecommunications...........................
 .........    6.5
Electronic
Components.................................
4.8
Energy
Sources......................................
 ..    4.1
Banking......................................
 .........    4.1
Leisure &
Tourism.....................................
3.8
Automobiles & Auto
Parts..............................    3.3
Broadcasting &
Publishing.............................
2.7
Business and Public
Services..........................    2.6
Telecommunications
Equipment..........................    2.4
Recreation & Other Consumer
Goods.....................    2.3
Machinery &
Engineering...............................
2.2
Food & Household
Products.............................    2.0
Health
Services.....................................
 ..    1.9
Property
Investment...................................
1.8
Insurance....................................
 .........    1.8
Beverages &
Tobacco...................................
1.8
Forest Products &
Paper...............................    1.6
Oil & Gas
Exploration/Products........................
1.5
Multi-
industry.....................................
 ...    1.4
Oil & Gas Equipment &
Services........................    1.4
Medical
Products.....................................
 .    1.3
Electrical &
Electronics..............................
1.1
Building &
Construction...............................
1.1
Precious
Metals.......................................
1.0
Consumer
Goods........................................
1.0
Cosmetics....................................
 .........    0.9
Building Materials &
Components.......................    0.6
Property
Development..................................
0.6
Trucking &
Shipping...................................
0.4
Energy Equipment &
Services...........................    0.4
Misc. Materials &
Commodities.........................    0.4
Chemicals....................................
 .........    0.2
Short-term
investment.................................
0.2

-----

95.3%
Other assets in excess of
liabilities.................    4.7

-----

100.0%

-----

-----

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL WORLD FUND, INC.
Statement of Assets and Liabilities
GLOBAL SERIES
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
US$481,671,659)..............................
 .................................
$617,300,719
Foreign currency, at value (cost
US$735,155)..................................
 ............................
721,794
Cash.........................................
 .............................................
 ................             172,508
Receivable for investments
sold.........................................
 ..................................
39,060,561
Receivable for Series shares
sold.........................................
 ................................
4,216,791
Dividends and interest
receivable...................................
 ......................................
983,038
Deferred expenses and other
assets.......................................
 .................................
13,948

----------------
   Total
assets.......................................
 .............................................
 .......         662,469,359

----------------
Liabilities
Payable for investments
purchased....................................
 .....................................
12,605,114
Payable for Series shares
reacquired...................................
 ...................................
1,016,668
Management fee
payable......................................
 .............................................
 .             444,978
Distribution fee
payable......................................
 ............................................
355,016
Accrued
expenses.....................................
 .............................................
 ........             175,964
Withholding taxes
payable......................................
 ...........................................
73,046
Forward currency contracts - amount payable
to
counterparties...............................
 ..............              55,289

----------------
   Total
liabilities..................................
 .............................................
 .......          14,726,075

----------------
Net
Assets.......................................
 .............................................
 ............        $647,743,284

----------------

----------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .........................................
$    385,227
   Paid-in capital in excess of
par..........................................
 .............................
448,620,728

----------------

449,005,955
   Undistributed net investment
income.......................................
 .............................
2,071,347
   Accumulated net realized gain on
investments..................................
 .........................          61,086,427
   Net unrealized appreciation on investments
and foreign
currencies...................................
 ...         135,579,555

----------------
Net assets, October 31,
1997.........................................
 .....................................
$647,743,284

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($258,080,368 / 14,940,730 shares of
common stock issued and
outstanding)...........................
$17.27
   Maximum sales charge (5% of offering
price).......................................
 .....................                 .91

----------------
   Maximum offering price to
public.......................................
 ................................
$18.18

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($335,007,287 / 20,398,710 shares of
common stock issued and
outstanding)...........................
$16.42

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($10,243,929 / 624,199 shares of common
stock issued and
outstanding)...............................
$16.41

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($44,411,700 / 2,559,083 shares of
common stock issued and
outstanding).............................
$17.35

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL WORLD FUND, INC.
GLOBAL SERIES
Statement of Operations
---------------------------------------------
---------------

Year Ended
Net Investment Income
October 31, 1997
Income
   Dividends (net of foreign withholding
taxes
      of
$950,748)............................     $
8,828,942

Interest...................................
545,710

----------------
      Total
income............................
9,374,652

----------------
Expenses
   Management
fee.............................
5,036,520
   Distribution fee--Class
A..................          663,451
   Distribution fee--Class
B..................        3,277,315
   Distribution fee--Class
C..................           90,930
   Transfer agent's fees and
expenses.........        1,370,000
   Custodian's fees and
expenses..............          550,000
   Reports to
shareholders....................
240,000
   Registration
fees..........................
68,000
   Audit
fee..................................
35,000
   Directors' fees and
expenses...............           32,000
   Legal fees and
expenses....................           25,000
   Insurance
expense..........................
11,000

Miscellaneous..............................
32,411

----------------
      Total operating
expenses................       11,431,627
   Loan interest
expense......................
225,816

----------------
      Total
expenses..........................
11,657,443

----------------
Net investment
loss...........................
(2,282,791)

----------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment
transactions....................
64,927,621
   Foreign currency
transactions..............          665,352

----------------

65,592,973

----------------
Net change in unrealized appreciation on:

Investments................................
17,662,192
   Foreign
currencies.........................
36,468

----------------

17,698,660

----------------
Net gain on investments and foreign

currencies.................................
83,291,633

----------------
Net Increase in Net Assets
Resulting from
Operations.....................     $
81,008,842

----------------

----------------


PRUDENTIAL WORLD FUND, INC.
GLOBAL SERIES
Statement of Changes in Net Assets
---------------------------------------------
---------------

Increase (Decrease)                   Year
Ended October 31,
in Net Assets                          1997
1996
Operations
   Net investment loss.........  $
(2,282,791)   $  (1,962,492)
   Net realized gain on
      investment and foreign
      currency transactions....
65,592,973       49,830,090
   Net change in unrealized
      appreciation on
      investments and foreign
      currencies...............
17,698,660       15,866,192
                                 ------------
----    -------------
   Net increase in net assets
      resulting from
      operations...............
81,008,842       63,733,790
                                 ------------
----    -------------
Dividends and distributions
   (Note 1)
Distributions in excess of net
   investment income
   Class A.....................
(672,140)              --
   Class B.....................
(955,146)              --
   Class C.....................
(22,662)              --
   Class Z.....................
(115,267)              --
                                 ------------
----    -------------

(1,765,215)              --
                                 ------------
----    -------------
Distributions from net realized
   capital gains
   Class A.....................
(17,584,834)     (10,616,171)
   Class B.....................
(24,988,935)     (12,843,895)
   Class C.....................
(592,898)        (187,931)
   Class Z.....................
(3,015,652)         (30,717)
                                 ------------
----    -------------

(46,182,319)     (23,678,714)
                                 ------------
----    -------------
Series share transactions (net
   of share conversions) (Note
   7)
   Proceeds from shares sold...
1,364,574,496      639,187,000
   Net asset value of shares
      issued in reinvestment of
      distributions............
45,634,720       22,475,256
   Cost of shares reacquired...
(1,405,314,341)    (586,163,045)
                                 ------------
----    -------------
Net increase in net assets from
   Series share transactions...
4,894,875       75,499,211
                                 ------------
----    -------------
Total increase.................
37,956,183      115,554,287
Net Assets
Beginning of year..............
609,787,101      494,232,814
                                 ------------
----    -------------
End of year....................  $
647,743,284    $ 609,787,101
                                 ------------
----    -------------
                                 ------------
----    -------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
GLOBAL SERIES
---------------------------------------------
-----------------------------------
Prudential World Fund, Inc. (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end,
diversified management investment company
and currently consists of two series: the
Global Series (the 'Series') and the
International Stock Series. The Global Series
commenced investment operations in
May, 1984. The investment objective of the
Series is to seek long-term capital
growth, with income as a secondary objective,
by investing in a diversified
portfolio of securities consisting of
marketable securities of U.S. and non-U.S.
issuers.
---------------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund and the Series in the preparation of its
financial statements.
Securities Valuation: Securities traded on an
exchange (whether domestic or
foreign) are valued at the last reported
sales price on the primary exchange on
which they are traded. Securities traded in
the over-the-counter market
(including securities listed on exchanges for
which a last sales price is not
available) are valued at the average of the
last reported bid and asked prices.
Any security for which a reliable market
quotation is unavailable is valued at
fair value considering factors determined in
good faith by the investment
adviser under procedure established by and
under the general supervision of the
Fund's Board of Directors.
Short-term securities which mature in more
than 60 days are valued based upon
current market quotations. Short-term
securities which mature in 60 days or less
are valued at amortized cost which
approximates market value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that
its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may
be delayed or limited.
All securities are valued as of 4:15 p.m.,
New York time.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
closing daily rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal
year, the Fund does not isolate
that portion of the results of operations
arising as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at fiscal year end.
Similarly, the Fund does not
isolate the effect of changes in foreign
exchange rates from the fluctuations
arising from changes in the market prices of
long-term portfolio securities sold
during the fiscal year. Accordingly, these
realized foreign currency gains
(losses) are included in the reported net
realized gains (losses) on investment
transactions.
Net realized gains on foreign currency
transactions represent net foreign
exchange gains or losses from holdings of
foreign currencies, currency gains or
losses realized between the trade and
settlement dates on security transactions,
and the difference between the amounts of
dividends, interest and foreign taxes
recorded on the Fund's books and the U.S.
dollar equivalent amounts actually
received or paid. Net unrealized currency
gains and losses from valuing foreign
currency denominated assets and liabilities
(other than investments) at fiscal
year end exchange rates are reflected as a
component of net unrealized
appreciation on investments and foreign
currencies.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of domestic origin as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency
exchange rates on its foreign portfolio
holdings or on specific receivables and
payables denominated in a foreign
currency. The contracts are valued daily at
current exchange rates and any
unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments. Gain or loss is
realized on the settlement date of
the contract equal to the difference between
the settlement value of the
original and renegotiated forward contracts.
This gain or loss, if any, is
included in net realized gain (loss) on
foreign
---------------------------------------------
-----------------------------------
                                       10

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
GLOBAL SERIES
---------------------------------------------
-----------------------------------
currency transactions. Risks may arise upon
entering into these contracts from
the potential inability of the counterparties
to meet the terms of their
contracts.
Options: The Fund may either purchase or
write options in order to hedge against
adverse market movements or fluctuations in
value caused by changes in
prevailing interest rates or foreign currency
exchange rates with respect to
securities or currencies which the Fund
currently owns or intends to purchase.
When the Fund purchases an option, it pays a
premium and an amount equal to that
premium is recorded as an investment. When
the Fund writes an option, it
receives a premium and an amount equal to
that premium is recorded as a
liability. The investment or liability is
adjusted daily to reflect the current
market value of the option. If an option
expires unexercised, the Fund realizes
a gain or loss to the extent of the premium
received or paid. If an option is
exercised, the premium received or paid is an
adjustment to the proceeds from
the sale or the cost basis of the purchase in
determining whether the Fund has
realized a gain or loss. The difference
between the premium and the amount
received or paid on effecting a closing
purchase or sale transaction is also
treated as a realized gain or loss. Gain or
loss on purchased options is
included in net realized gain (loss) on
investment transactions. Gain or loss on
written options is presented separately as
net realized gain (loss) on written
option transactions.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses from investment and
currency transactions are calculated on the
identified cost basis. Dividend
income is recorded on the ex-dividend date,
and interest income is recorded on
an accrual basis. Expenses are recorded on
the accrual basis which may require
the use of certain estimates by management.
Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to each
class of shares of the Fund based
upon the relative proportion of net assets of
each class at the beginning of the
day.
Reclassification of Capital Accounts: The
Fund accounts and reports for
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountants Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed
net investment income by
$4,426,584, decrease accumulated net realized
gain on investments by $4,440,605
and increase paid-in capital in excess of par
by $14,021 due to realized and
recognized currency gains and mark to market
of passive foreign investment
companies for the year ended October 31,
1997. Net investment income, net
realized gains and net assets were not
affected by this change.
Dividends and Distributions: The Fund expects
to pay dividends of net investment
income and distributions of net realized
capital and currency gains, if any,
annually. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles. These differences are primarily
due to differing treatments for
foreign currency transactions.
Taxes: For federal income tax purposes, each
series in the Fund is treated as a
separate taxpaying entity. It is the intent
of the Series to continue to meet
the requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders.
Therefore, no federal income tax provision is
required.
Withholding taxes on foreign dividends,
interest and capital gains have been
provided for in accordance with the Fund's
understanding of the applicable
country's tax rules and rates.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement,
PIFM has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Series.
PIFM pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly, at an annual
rate of .75 of 1% of the average daily net
assets of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution, (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are
accrued
---------------------------------------------
-----------------------------------
                                       11

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
GLOBAL SERIES
---------------------------------------------
-----------------------------------
daily and payable monthly. No distribution or
service fees are paid to PSI as
distributor for the Class Z shares of the
Fund.
Pursuant to the Class A Plan, the Fund
compensates PSI with respect to Class A
shares, for distribution-related activities
at an annual rate of up to .30 of 1%
of the average daily net assets of the Class
A shares. Pursuant to the Class B
and C Plans, the Series compensates PSI for
distribution-related activities at
the annual rate of .75 of 1% of the average
daily net assets of Class B shares
up to the level of average daily net assets
as of February 26, 1986, plus 1% of
the average daily net assets in excess of
such level of the Class B shares and
1% of average daily net assets of Class C
shares. Payments made pursuant to the
Plans were .25 of 1%, .93 of 1% and 1% of the
average daily net assets of Class
A, B and C shares, respectively, for the year
ended October 31, 1997.
PSI has advised the Series that it has
received approximately $323,700 in
front-end sales charges resulting from sales
of Class A shares during the year
ended October 31, 1997. From these fees, PSI
paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that during the
year ended October 31, 1997, it
received approximately $690,800 and $11,400
in contingent deferred sales charges
imposed upon certain redemptions by Class B
and C shareholders, respectively.
PSI, PIFM and PIC are indirect, wholly-owned
subsidiaries of The Prudential
Insurance Company of America.
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended October 31, 1997, the Series incurred fees of approximately
$1,217,500 for the services of PMFS.
As of October 31, 1997, approximately
$106,300 of such fees were due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to non-
affiliates.
For the year ended October 31, 1997, PSI and/or its foreign affiliates earned approximately $7,900 in brokerage commissions from portfolio transactions executed on behalf of the Series.
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 1997 were $409,107,858 and $453,005,677, respectively.
The United States federal income tax basis of the Series' investments at October
31, 1997 was $487,572,777 and, accordingly,
as of October 31, 1997 net
unrealized appreciation for federal income tax purposes was $129,727,942 (gross unrealized appreciation--$152,266,965; gross unrealized depreciation--$22,539,023).
At October 31, 1997, the Fund had outstanding forward currency contract, to sell foreign currencies, as follows:

                             Value at
                            Settlement
Foreign Currency               Date
Current
 Sale Contract              Receivable
Value        Depreciation
------------------------    ----------     --
--------     ------------
Hong Kong Dollar,
 expiring 4/27/98.......    $2,195,111
$2,250,400       $  (55,289)
                            ----------     --
--------     ------------
                            ----------     --
--------     ------------

---------------------------------------------
---------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or Federal agency
obligations. As of October 31, 1997, the
Series had a 0.2% undivided interest in the
repurchase agreements in the joint
account. The undivided interest for the
Series represents $1,440,000 in
principal amount. As of such date, each
repurchase agreement in the joint
account and the value of the collateral
therefor were as follows:
Bear Stearns & Co., Inc., 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest was $241,912,917.
Credit Suisse First Boston Corp., 5.72%, in
the principal amount of
$237,440,000, repurchase price $237,553,180,
due 11/3/97. The value of the
collateral including accrued interest was
$246,134,363.
Deutsche Morgan Grenfell, Inc., 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest was $240,720,618.
---------------------------------------------
-----------------------------------
                                       12

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
GLOBAL SERIES
---------------------------------------------
-----------------------------------
SBC Warburg Dillon Read, Inc., 5.66%, in the
principal amount of $92,714,000,
repurchase price $92,757,730, due 11/3/97.
The value of the collateral including
accrued interest was $94,588,984.
---------------------------------------------
---------------
Note 6. Borrowings
The Fund, along with other affiliated
registered investment companies, (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Funds pay a commitment fee at an annual rate
of .055 of 1% on the unused portion
of the credit facility. The commitment fee is
accrued and paid quarterly on a
pro-rata basis by the Funds.
The Series utilized the line of credit during
the year ended October 31, 1997.
The average daily balance the Series had
outstanding during the year was
approximately $11,347,100 at a weighted
average interest rate of approximately
6.00%.
---------------------------------------------
---------------
Note 7. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 500 million authorized shares of common stock, $.01 par value per share, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A                              Shares
Amount
---------------------------------  ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
56,776,730    $   973,808,525
Shares issued in reinvestment of
  distributions..................
1,094,293         17,300,775
Shares reacquired................
(58,304,729)    (1,006,429,177)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(433,706)       (15,319,877)
Shares issued upon conversion
  from Class B...................
1,249,160         21,616,884
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
815,454    $     6,297,007
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1996:
Shares sold......................
26,335,607    $   415,012,668
Shares issued in reinvestment of
  distributions..................
680,446         10,109,525
Shares reacquired................
(28,068,715)      (443,294,595)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(1,052,662)       (18,172,402)
Shares issued upon conversion
  from Class B...................
872,989         13,829,667
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(179,673)   $    (4,342,735)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class B
---------------------------------
Year ended October 31, 1997:
Shares sold......................
18,853,519    $   309,413,543
Shares issued in reinvestment of
  distributions..................
1,627,339         24,605,095
Shares reacquired................
(19,260,790)      (317,569,948)
                                   ----------
-    ---------------
Net increase in shares
  outstanding before
  conversion.....................
1,220,068         16,448,690
Shares reacquired upon conversion
  into Class A...................
(1,309,346)       (21,616,884)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(89,278)   $    (5,168,194)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1996:
Shares sold......................
10,835,882    $   164,171,609
Shares issued in reinvestment of
  distributions..................
846,398         12,154,296
Shares reacquired................
(8,151,951)      (123,589,487)
                                   ----------
-    ---------------
Net increase in shares
  outstanding before
  conversion.....................
3,530,329         52,736,418
Shares reacquired upon conversion
  into Class A...................
(906,072)       (13,829,667)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
2,624,257    $    38,906,751
                                   ----------
-    ---------------
                                   ----------
-    ---------------

---------------------------------------------
-----------------------------------
                                       13

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
GLOBAL SERIES
---------------------------------------------
-----------------------------------

Class C                              Shares
Amount
---------------------------------  ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
1,634,289    $    28,057,761
Shares issued in reinvestment of
  distributions..................
39,547            597,939
Shares reacquired................
(1,531,715)       (26,428,611)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
142,121    $     2,227,089
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1996:
Shares sold......................
343,501    $     5,317,184
Shares issued in reinvestment of
  distributions..................
12,592            180,902
Shares reacquired................
(122,368)        (1,957,739)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
233,725    $     3,540,347
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class Z
---------------------------------
Year ended October 31, 1997:
Shares sold......................
3,048,281    $    53,294,667
Shares issued in reinvestment of
  distributions..................
197,534          3,130,911
Shares reacquired................
(3,114,617)       (54,886,605)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
131,198    $     1,538,973
                                   ----------
-    ---------------
                                   ----------
-    ---------------
March 1, 1996(a) through
  October 31, 1996:
Shares sold......................
3,507,519    $    54,685,539
Shares issued in reinvestment of
  distributions..................
1,895             30,533
Shares reacquired................
(1,081,529)       (17,321,224)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
2,427,885    $    37,394,848
                                   ----------
-    ---------------
                                   ----------
-    ---------------

---------------
(a) Commencement of offering of Class Z
shares.
---------------------------------------------
-----------------------------------
                                       14

PRUDENTIAL WORLD FUND, INC.
Financial Highlights
GLOBAL SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
-------------

Year Ended October 31,

---------------------------------------------
-------------

1997         1996       1995(a)      1994(a)
1993(a)

--------     --------     --------     ------
-     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................    $  16.62
$  15.52     $  14.89     $ 13.17     $  9.58

--------     --------     --------     ------
-     -------
Income from investment operations
Net investment income
(loss).................................
(0.01)       --             .01        (.04)
 .02
Net realized and unrealized gain on
investment and foreign
   currency
transactions.................................
 ....        1.96         1.83          .81
1.76        3.57

--------     --------     --------     ------
-     -------
   Total from investment
operations..........................
1.95         1.83          .82        1.72
3.59

--------     --------     --------     ------
-     -------
Less distributions
Distributions in excess of net investment
income.............        (.05)       --
--          --          --
Distributions from net realized capital
gains................       (1.25)
(.73)        (.19)      --          --

--------     --------     --------     ------
-     -------
   Total
distributions................................
 .......       (1.30)        (.73)
(.19)      --          --

--------     --------     --------     ------
-     -------
Net asset value, end of
year.................................    $
17.27     $  16.62     $  15.52     $ 14.89
$ 13.17

--------     --------     --------     ------
-     -------

--------     --------     --------     ------
-     -------
TOTAL
RETURN(b):...................................
 ..........       12.42%       12.33%
5.74%      13.06%      37.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)................................
$258,080     $234,700     $222,002
$73,815     $42,021
Average net assets
(000).....................................
$265,380     $222,948     $174,316
$58,455     $21,409
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.39%
1.45%        1.51%       1.55%       1.56%
   Expenses, excluding distribution
fees.....................        1.14%
1.20%        1.26%       1.30%       1.36%
   Net investment income
(loss)..............................
0.01%       (0.04)%        .10%      (0.29)%
0.20%
For Class A, B, C and Z shares:
Portfolio turnover
rate......................................
64%          52%          50%         49%
69%
Average commission rate paid per
share.......................    $ 0.0264
$ 0.0366          N/A         N/A         N/A

---------------
(a) Based on average shares outstanding.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

PRUDENTIAL WORLD FUND, INC.
Financial Highlights
GLOBAL SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
----------------

Year Ended October 31,

---------------------------------------------
----------------

1997          1996       1995(a)      1994(a)
1993(a)

--------      --------     --------     -----
---     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................    $  15.96
$  15.03     $  14.53     $  12.94     $
9.47

--------      --------     --------     -----
---     --------
Income from investment operations
Net investment income
(loss).................................
(0.12)         (.08)        (.11)
(.13)        (.04)
Net realized and unrealized gain on
investment and foreign
   currency
transactions.................................
 ....        1.88          1.74          .80
1.72         3.51

--------      --------     --------     -----
---     --------
   Total from investment
operations..........................
1.76          1.66          .69         1.59
3.47

--------      --------     --------     -----
---     --------
Less distributions
Distributions in excess of net investment
income.............        (.05)        --
--           --           --
Distributions from net realized capital
gains................       (1.25)
(.73)        (.19)       --           --

--------      --------     --------     -----
---     --------
   Total
distributions................................
 .......       (1.30)         (.73)
(.19)       --           --

--------      --------     --------     -----
---     --------
Net asset value, end of
year.................................    $
16.42      $  15.96     $  15.03     $  14.53
$  12.94

--------      --------     --------     -----
---     --------

--------      --------     --------     -----
---     --------
TOTAL
RETURN(b):...................................
 ..........       11.70%        11.57%
4.98%       12.29%       36.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)................................
$335,007      $326,978     $268,498
$410,520     $251,133
Average net assets
(000).....................................
$350,518      $294,230     $287,656
$345,771     $183,741
Ratios to average net assets:
   Expenses, including distribution
fees.....................        2.07%
2.12%        2.19%        2.24%        2.24%
   Expenses, excluding distribution
fees.....................        1.14%
1.20%        1.27%        1.30%        1.36%
   Net investment income
(loss)..............................
(0.68)%        (.67)%       (.84)%
(0.97)%      (0.39)%

---------------
(a) Based on average shares outstanding.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     16

PRUDENTIAL WORLD FUND, INC.
Financial Highlights
GLOBAL SERIES
---------------------------------------------
-----------------------------------

Class C

---------------------------------------------
----------------

August 1,

1994(c)

Year Ended October 31,
Through

--------------------------------------------
October 31,

1997            1996           1995(a)
1994(a)

----------     ------------     ------------
------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $  15.96
$  15.03          $14.53           $14.03

----------         ------           -----
-----
Income from investment operations
Net investment income
(loss).................................
(0.11)           (.05)           (.11)
(.03)
Net realized and unrealized gain on
investment and foreign
   currency
transactions.................................
 ....         1.86            1.71
 .80              .53

----------         ------           -----
-----
   Total from investment
operations..........................
1.75            1.66             .69
 .50

----------         ------           -----
-----
Less distributions
Distributions in excess of net investment
income.............         (.05)         --
--               --
Distributions from net realized capital
gains................        (1.25)
(.73)           (.19)          --

----------         ------           -----
-----
   Total
distributions................................
 .......        (1.30)           (.73)
(.19)          --

----------         ------           -----
-----
Net asset value, end of
period...............................     $
16.41        $  15.96          $15.03
$14.53

----------         ------           -----
-----

----------         ------           -----
-----
TOTAL
RETURN(b):...................................
 ..........        11.63%          11.57%
4.98%            3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $
10,244        $  7,693          $3,733
$1,205
Average net assets
(000).....................................
$  9,093        $  5,516          $2,284
$  630
Ratios to average net assets:
   Expenses, including distribution
fees.....................         2.14%
2.20%           2.25%            2.63%(e)
   Expenses, excluding distribution
fees.....................         1.14%
1.20%           1.25%            1.63%(e)
   Net investment income
(loss)..............................
(0.75)%          (.72)%          (.76)%
(1.21)%(e)

Class Z

-----------------------------

March 1,

1996(d)

Year Ended        Through

October 31,      October 31,

1997             1996

------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  16.65
$  15.42

------           ------
Income from investment operations
Net investment income
(loss).................................
0.04              .06
Net realized and unrealized gain on
investment and foreign
   currency
transactions.................................
 ....        1.96             1.18

------           ------
   Total from investment
operations..........................
2.00             1.24

------           ------
Less distributions
Distributions in excess of net investment
income.............        (.05)          --
Distributions from net realized capital
gains................       (1.25)
(.01)

------           ------
   Total
distributions................................
 .......       (1.30)            (.01)

------           ------
Net asset value, end of
period...............................    $
17.35         $  16.65

------           ------

------           ------
TOTAL
RETURN(b):...................................
 ..........       12.72%            8.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $
44,412         $ 40,416
Average net assets
(000).....................................
$ 46,545         $ 26,452
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.14%
1.20%(e)
   Expenses, excluding distribution
fees.....................        1.14%
1.20%(e)
   Net investment income
(loss)..............................
0.27%             .55%(e)

---------------
(a) Based on average shares outstanding.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     17

PRUDENTIAL WORLD FUND, INC.
Report of Independent Accountants
GLOBAL SERIES
---------------------------------------------
-----------------------------------
The Shareholders and Board of Directors
Prudential World Fund, Inc., Global Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential World Fund, Inc., Global
Series (the 'Fund', one of the portfolios constituting Prudential World Fund,
Inc.) at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedure where securities purchased had not been received, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended
October 31, 1997 and the financial
highlights for each of the periods prior to the year ended October 31, 1997 were audited by other independent accountants, whose opinion dated December 13, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 23, 1997
---------------------------------------------
-----------------------------------
                                       18

PRUDENTIAL WORLD FUND, INC.
Change of Auditors
GLOBAL SERIES
---------------------------------------------
-----------------------------------
Effective March 1, 1997, Deloitte & Touche
LLP was terminated as the Fund's
auditors. For the years ended May 15, 1984 through October 31, 1996, Deloitte &
Touche LLP expressed an unqualified opinion on the Series' financial statements.
There were no disagreements between Fund management and Deloitte & Touche LLP prior to their termination. The Board of Directors approved the termination of
Deloitte & Touche LLP and the appointment of Price Waterhouse LLP as the Fund's independent accountants.


PRUDENTIAL WORLD FUND, INC.
Federal Income Tax Information
GLOBAL SERIES
---------------------------------------------
-----------------------------------
We are required by the Internal Revenue Code
to advise you within 60 days of the
Series' fiscal year end (October 31, 1997) as
to the federal tax status of
dividends paid by the Series during such
fiscal year. Accordingly, we are
advising you that in the fiscal year ended
October 31, 1997, dividends were paid
from currency gains of $.045 per share for
Class A, B, C and Z shares, which are
taxable as ordinary income. In addition, the
Series paid to Class A, B, C and Z
shares a short-term capital gain distribution
of $.20 which is taxable as
ordinary income and a long-term capital gain
distribution of $1.05 which is
taxable as such.
We wish to advise you that the corporate
dividends received deduction for the
Series is zero. Only funds that invest in
U.S. equity securities are entitled to
pass-through a corporate dividends received
deduction.
In January 1998, you will be advised on IRS
Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends
and distributions received by you
in calendar year 1997.
---------------------------------------------
-----------------------------------

Getting The Most From Your Prudential Mutual
Fund.
---------------------------------------------
----------------------------------
Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in most
other Prudential Mutual Funds, without
charges. This may be most helpful if
your investment needs change.
---------------------------------------------
----------------------------------
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains
distributions automatically --
without charge.
---------------------------------------------
----------------------------------
Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you are
married and not covered by a retirement plan
at work, you and your spouse may
each contribute $2,000 a year to an IRA for a
total of $4,000.
---------------------------------------------
----------------------------------
Change Your Job.
You can take your pension with you. Use a
rollover IRA to manage your
company-sponsored retirement plan while
retaining the special tax-deferred
advantages.
---------------------------------------------
----------------------------------
Invest In Your Children.
There's no fee to open a custodial account
for a child's education or other
needs.
---------------------------------------------
----------------------------------
Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your
fund account? Just let us know. We'll take
care of it. Of course, there are
minimum amounts. And shares redeemed may be
subject to tax, and Class B and C
shares may be subject to contingent deferred
sales charges. We'll gladly answer
your questions.
---------------------------------------------
----------------------------------
Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Comparing A $10,000 Investment.
---------------------------------------------
------
Prudential World Fund, Inc. -- Global Series vs. the
Morgan Stanley Capital International World
Index.

Class A
(GRAPH)

Class B
(GRAPH)

Class C
(GRAPH)

Class Z
(GRAPH)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs
are designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the
Prudential World Fund, Inc. -- Global
Series (Class A, Class B, Class C and Class
Z) with a similar investment in the
Morgan Stanley Capital International World
Index by portraying the initial
account values at the commencement of
operations of Class A, Class C and Class
Z shares and for 10 years for Class B shares, and subsequent account values at the end of this reporting period (October
31), as measured on a quarterly
basis, beginning in 1990 for Class A shares, in 1987 for Class B shares, in 1994 for Class C shares and in 1996 for Class
Z shares. For purposes of the
graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class
A shares; (b) the maximum
applicable contingent deferred sales charge, if any, was deducted from the value of the investment in Class B and Class
C shares, assuming full redemption
on October 31, 1997; (c) all recurring fees
(including management fees) were
deducted; and (d) all dividends and
distributions were reinvested. Class B
shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Class Z shares do not have a sales charge or a distribution fee. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.

*Without waiver and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total returns would have been lower, as indicated in the ( ) parentheses.

The Morgan Stanley World Index is a weighted index comprised of approximately
1,472 securities listed on the stock
exchanges of the U.S., Europe, Canada,
Australia, New Zealand and the Far East. The
World Index is an unmanaged index
and includes the reinvestment of all
dividends, but does not reflect the
payment of transaction costs and advisory fees associated with an investment in the Series'. The securities in the World
Index may differ substantially from
the securities in the Series'. The World
Index is not the only index that may
be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

743969107  MF115E
743969206  Cat. #44014AY
743969305
743969404